Schedule of actuarial assumptions used for estimating defined benefit obligations (Details)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial assumption of discount rates		5.45%
Actuarial assumption of expected rates of salary increases		5.00%
Actuarial assumption of retirement age		58 years	58 years
Mortality table	[1]		ILAM* (2012-2014) Ultimate
First Year [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial assumption of expected rates of salary increases			0.00%
Thereafter [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial assumption of expected rates of salary increases			5.00%
Upto 30 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates		70.00%
From 31 to 44 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates		30.00%
Above 44 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates		3.00%
Top of range [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial assumption of discount rates			5.60%
Expected Average Future Working Term, Defined Benefit Liability (Asset)		4 years 3 months 21 days	4 years 1 month 24 days
Top of range [member] | Upto 30 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates			70.00%
Top of range [member] | From 31 to 44 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates			35.00%
Top of range [member] | Above 44 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates			5.00%
Bottom of range [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial assumption of discount rates			5.80%
Expected Average Future Working Term, Defined Benefit Liability (Asset)		2 years 6 months 29 days	2 years 5 months 8 days
Bottom of range [member] | Upto 30 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates			40.00%
Bottom of range [member] | From 31 to 44 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates			30.00%
Bottom of range [member] | Above 44 Years [member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Actuarial Assumptions of Withdrawal Rates			3.00%

[1]	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.